Investments in Investee Entities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Significant Investments In Subsidiaries Line Items
Balance of non-controlling interests	$ 260,408	$ 267,198
Current assets	707,945	664,645
Non-current assets	4,838,940	3,969,276
Current liabilities	592,040	583,292
Non-current liabilities	3,513,911	2,614,672
Revenues	377,935	255,702	[1]	$ 192,172	[1]
Profit	66,505	98,041	[1]	38,113	[1]
Profit attributed to non-controlling interests	22,296	27,117	[1]	13,364	[1]
Cash flows from operating activities	193,072	149,620		90,376
Cash flows from investing activities	(941,367)	(798,065)		(820,000)
Cash flows from financing activities	745,987	855,305		684,741
Total change in cash and cash equivalents	$ (2,308)	$ 206,860		$ (44,883)
Co-Op (holding Lukovac and EWK) [Member]
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %	49.90%	49.90%		49.90%
Balance of non-controlling interests	$ 31,772	$ 35,556		$ 26,276
Current assets	13,992	26,611		21,511
Non-current assets	210,210	229,483		230,604
Current liabilities	19,057	20,632		18,345
Non-current liabilities	141,732	170,832		181,112
Revenues	49,663	49,211		40,348
Profit	20,328	19,946		13,875
Profit attributed to non-controlling interests	6,911	8,304		3,542
Cash flows from operating activities	36,062	29,451		26,998
Cash flows from investing activities	(3,075)	(130)		(911)
Cash flows from financing activities	(39,175)	(28,064)		(20,133)
Total change in cash and cash equivalents	$ (6,188)	$ 1,257		$ 5,954
Danuba Power (holding SOWI) [Member]
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %				52.00%
Balance of non-controlling interests				$ 25,792
Current assets				20,362
Non-current assets				134,658
Current liabilities				11,252
Non-current liabilities				94,168
Revenues				23,718
Profit				7,323
Profit attributed to non-controlling interests				3,808
Cash flows from operating activities				11,857
Cash flows from investing activities				(28,775)
Cash flows from financing activities				19,144
Total change in cash and cash equivalents				$ 2,226
The Iberian Wind (holding Gecama) [Member]
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %	28.01%			28.01%
Balance of non-controlling interests	$ 64,259			$ 56,786
Current assets	39,219			48,514
Non-current assets	379,149			412,951
Current liabilities	21,920			36,803
Non-current liabilities	159,978			222,372
Revenues	65,832			43,512
Profit	26,357			21,026
Profit attributed to non-controlling interests	6,012			5,902
Cash flows from operating activities	41,946			22,915
Cash flows from investing activities	(5,792)			(108,038)
Cash flows from financing activities	(26,897)			106,344
Total change in cash and cash equivalents	$ 9,257			$ 21,221

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.